MINING PROJECTS EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MINING PROJECTS EXPENSES
Share-based compensation	$ 4,928	$ 4,291
Mining projects expenses	7,950	25,054
Exploration and evaluation expenses
MINING PROJECTS EXPENSES
Wages and benefits	4,941	3,934
Share-based compensation	874	648
Engineering	36
Consulting fees	128	164
Materials, consumables, and supplies	723	623
Maintenance and subcontracting	797	587
Geology and drilling	35
Utilities	332	362
Depreciation and amortization	316	254
Other	226	285
Uatnan Mining Project - Exploration and evaluation expenses	37	18,681
Grants	(5)	(29)
Tax credits	(490)	(455)
Mining projects expenses	$ 7,950	$ 25,054